Loss Per Share Attributable to Ordinary Shareholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Numerator:
Loss	$2,714	$3,006	$1,127	$1,298

Denominator:
Weighted-average shares used computing loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	1,000,000	1,000,000	1,000,000

Loss per share attributable to ordinary shareholders, basic and diluted	$2.71	$3.01	$1.13	$1.3

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year Ended December 31,
	2020	2019

Numerator:
Loss	$5,067	$5,046

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	100,000

Loss per share attributable to ordinary shareholders, basic and diluted	$5.07	$50.46

Schedule of Ordinary Shares Excluded from Computation of Diluted Loss Per Share

The potential Ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Preferred shares *)	732,273	732,273	732,273	732,273
Outstanding share options	131,892	45,500	131,892	45,500
Warrant to purchase Preferred shares	14,374	13,018	15,730	13,018

	878,539	790,791	879,895	790,791

*) Excluding Preferred A-1 shares - see Note 8.

The potential ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	December 31,
	2020	2019
	Number of Ordinary shares

Preferred shares (excluding Preferred A-1 shares)	732,273	500,000
Outstanding share options	45,500	46,750
Warrant to purchase preferred shares	13,018	15,000
Shareholders’ convertible loans	-	170,941

	790,791	732,691